PRUDENTIAL PREMIER INVESTMENT VARIABLE ANNUITY (“B SERIES”)
PRUDENTIAL PREMIER INVESTMENT VARIABLE ANNUITY (“C SERIES”)

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated December 19, 2024
to Prospectus dated May 1, 2024

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information.
This Supplement describes changes to the variable investment options available in your Annuity.

I. Portfolio Expense Changes:
Effective on or about the dates shown below, the Current Expenses listed in the table in “Appendix A – Portfolios Available Under the Annuity” for the following Portfolios will be revised as shown below:

Effective Date	Portfolio Name	Current Expenses
1/13/25	AST International Equity Portfolio♦	1.00%
1/27/25	AST Large-Cap Equity Portfolio (formerly AST Large-Cap Core Portfolio)	0.84%
♦ This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

II. Mergers Pending Shareholder Approval:
Subject to shareholder approval, effective in, or around, the second quarter of 2025, the following Target Portfolios will be merged into the following Acquiring Portfolios.

Target Portfolio	Acquiring Portfolio
PSF Mid-Cap Growth Portfolio – Class III	PSF PGIM Jennison Growth Portfolio – Class III
PSF Natural Resources Portfolio – Class III	PSF PGIM Jennison Blend Portfolio – Class III
PSF PGIM Government Income Portfolio – Class III	PSF PGIM Total Return Bond Portfolio – Class III
More detailed information regarding the mergers, including the Merger Effective Dates, will be provided in a supplement at a later date.

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date.

If you have any questions or would like another copy of the current Annuity or Portfolio Prospectuses, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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